ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition
WIC rebate accruals	$ 199.7	$ 206.5
Reduction in revenue due to rebates under the WIC program	702.3	730.0	700.7
Sales return accruals	44.8	46.4
Reduction in sales due to sales returns	81.0	82.5	81.8
Cash and Cash Equivalents
Maximum Term of Original Maturity to Classify Instruments as Cash and Cash Equivalents(months)	3 months
Money market funds, classified as Level Two	$ 447.8	$ 520.7